Notes Payable - Related Party (Details Narrative) - USD ($)									6 Months Ended	12 Months Ended
	Jun. 02, 2021	Sep. 19, 2019	Jul. 24, 2018	Jul. 24, 2018	Feb. 24, 2016	May 04, 2015	May 04, 2015	Oct. 24, 2014	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Number of shares of common stock issued as collateral										0	4,255,319
Hankey Capital LLC [Member] | Third Convertible Secured Term Note and Warrants [Member]
Short-term Debt [Line Items]
Convertible promissory note amount					$ 2,000,000
Debt maturity date					Dec. 31, 2021
Debt instrument conversion price per share					$ 1.00
Warrant to purchase shares of common stock					146,342
Warrant exercise price					$ 20.50
Loan commitment fee amount					$ 40,000
Percentage of commitment fee paid					2.00%
Offering costs					$ 77,532
Debt discount amortization												$ 2,000,000
Number of shares of common stock issued as collateral					253,165
Warrant expiration date					Feb. 23, 2021
Hankey Capital LLC [Member] | First,Second and Third Convertible Secured Term Notes [Member]
Short-term Debt [Line Items]
Number of shares of common stock issued as collateral												18,009,696
Hankey Capital LLC [Member] | First Credit Facility Convertible Secured Term Note [Member]
Short-term Debt [Line Items]
Debt instrument conversion price per share			$ 1.00	$ 1.00
Number of shares of common stock issued as collateral										4,255,319	4,255,319
Line of credit facility, amount			$ 2,000,000	$ 2,000,000
Credit facility, interest rate description			Draws bear interest at an annual rate of interest at the “prime rate” (as quoted in the “Money Rates” section of The Wall Street Journal) plus 4.0%, with a minimum rate of 8.5% per annum until maturity, with interest payable monthly in arrears.	Draws bear interest at an annual rate of interest at the “prime rate” (as quoted in the “Money Rates” section of The Wall Street Journal) plus 4.0%, with a minimum rate of 8.5% per annum until maturity, with interest payable monthly in arrears
Line of credit facility due date				Dec. 31, 2021
Hankey Capital LLC [Member] | Second Credit Facility Convertible Secured Term Note [Member]
Short-term Debt [Line Items]
Debt instrument conversion price per share		$ 1.00
Line of credit facility, amount		$ 1,100,000
Line of credit facility due date		Dec. 31, 2021
Line of credit facility in advance										$ 712,179	$ 320,000
Line of credit available under facility										$ 387,821	$ 780,000
Hankey Capital LLC [Member] | First, Second and Third Convertible Secured Term Notes [Member]
Short-term Debt [Line Items]
Number of shares of common stock issued as collateral									23,404,255	23,404,255	23,404,255
Loan for collateral value ratio percentage									50.00%	50.00%	50.00%
Hankey Capital LLC [Member] | All Outstanding Notes [Member]
Short-term Debt [Line Items]
Interest payable related party									$ 1,762,466	$ 1,251,626	$ 253,551
Hankey Capital LLC [Member] | Third Credit Facility Convertible Secured Term Note [Member]
Short-term Debt [Line Items]
Debt instrument conversion price per share	$ 1.00
Line of credit facility, amount	$ 700,000
Line of credit facility due date	Dec. 31, 2021
Line of credit facility in advance									391,190
Line of credit available under facility									$ 308,810
Hankey Capital LLC [Member] | Minimum [Member] | Third Convertible Secured Term Note and Warrants [Member]
Short-term Debt [Line Items]
Debt instrument interest rate					8.50%
Hankey Capital LLC [Member] | Minimum [Member] | First Credit Facility Convertible Secured Term Note [Member]
Short-term Debt [Line Items]
Debt instrument interest rate			8.50%	8.50%
Hankey Capital LLC [Member] | Minimum [Member] | Second Credit Facility Convertible Secured Term Note [Member]
Short-term Debt [Line Items]
Debt instrument interest rate		8.50%
Hankey Capital LLC [Member] | Minimum [Member] | Third Credit Facility Convertible Secured Term Note [Member]
Short-term Debt [Line Items]
Debt instrument interest rate	8.50%
Hankey Capital LLC [Member] | Prime Rate [Member] | Third Convertible Secured Term Note and Warrants [Member]
Short-term Debt [Line Items]
Debt instrument interest rate					4.00%
Hankey Capital LLC [Member] | Prime Rate [Member] | First Credit Facility Convertible Secured Term Note [Member]
Short-term Debt [Line Items]
Debt instrument interest rate			4.00%	4.00%
Hankey Capital LLC [Member] | Prime Rate [Member] | Second Credit Facility Convertible Secured Term Note [Member]
Short-term Debt [Line Items]
Debt instrument interest rate		4.00%
Hankey Capital LLC [Member] | Prime Rate [Member] | Third Credit Facility Convertible Secured Term Note [Member]
Short-term Debt [Line Items]
Debt instrument interest rate	4.00%
First and Second Secured Convertible Notes and Warrants [Member] | Hankey Capital LLC [Member]
Short-term Debt [Line Items]
Convertible promissory note amount						$ 7,000,000	$ 7,000,000	$ 7,000,000
Debt maturity date						Dec. 31, 2021		Dec. 31, 2021
Debt instrument conversion price per share						$ 1.00	$ 1.00	$ 1.00
Warrant to purchase shares of common stock						585,443	585,443	585,443
Warrant exercise price						$ 15.80	$ 15.80	$ 15.80
Warrant maturity						5 years	5 years	5 years
Loan commitment fee amount						$ 210,000		$ 210,000
Percentage of commitment fee paid						3.00%		3.00%
Offering costs						$ 594,550	$ 594,550	$ 594,550
Debt discount amortization												$ 2,891,409
Number of shares of common stock issued as collateral						886,975	886,075	886,975
First and Second Secured Convertible Notes and Warrants [Member] | Hankey Capital LLC [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument interest rate						8.50%	8.50%	8.50%
First and Second Secured Convertible Notes and Warrants [Member] | Hankey Capital LLC [Member] | Prime Rate [Member]
Short-term Debt [Line Items]
Debt instrument interest rate						4.00%	4.00%	4.00%
Third Convertible Secured Term Note and Warrants [Member] | Hankey Capital LLC [Member]
Short-term Debt [Line Items]
Number of shares of common stock issued as collateral					253,165